Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Assets Pledged As Security [Abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance	The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2023	2022
	£m	£m
On-balance sheet:
Cash and balances at central banks	1,480	1,330
Loans and advances to banks	254	163
Loans and advances to customers - securitisations and covered bonds (See Note 14)	27,088	24,155
Loans and advances to customers - other	20,703	32,011
Other financial assets at amortised cost	14	35
Financial assets at fair value through other comprehensive income	5,253	4,441
Total on-balance sheet	54,792	62,135
Total off-balance sheet	10,184	9,184

Schedule of Collateral Held as Security For Assets	The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2023	2022
	£m	£m
On-balance sheet:
Deposits by banks	888	1,758
Total on-balance sheet	888	1,758
Total off-balance sheet	15,652	10,395